ProShares S&P Kensho Smart Factories ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ProShares S&P Kensho Smart Factories ETF | None
Prospectus [Line Items]
Annual Return [Percent]	8.31%	26.05%	(26.09%)